NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2015
NONCONTROLLING INTEREST [Abstract]
NONCONTROLLING INTEREST
21.	NONCONTROLLING INTEREST

	Cyber Cloud	Joysee	Super Movie	Total
			(Note c)

Balance as of January 1, 2013	$171	$2,537	$(3)	$2,705
Share-based compensation	5	11	-	16
Net (loss)/income	(209)	(1,626)	3	(1,832)
Foreign currency translation adjustment	2	45	-	47

Balance as of December 31, 2013	(31)	967	-	936
Share-based compensation	4	(15)	-	(11)
Partial disposal of Joysee's equity (Note b)	-	215	-	215
Transfer of noncontrolling interest-Cyber Cloud (Note a)	1,160	-	-	1,160
Net loss	(620)	(1,105)	-	(1,725)
Foreign currency translation adjustment	9	(19)	-	(10)

Balance as of December 31, 2014	522	43	-	565
Share-based compensation	12	-	-	12
Capital injection by noncontrolling interests (Note d)	741	-	-	741
Acquisition of noncontrolling interests of Joysee (Note e)	-	(59)	-	(59)
Net (loss)/income	(972)	72	-	(900)
Foreign currency translation adjustment	(30)	(3)	-	(33)

Balance as of December 31, 2015	$273	$53	$-	$326

The following summarized the effects of changes in the Group's ownership interests in its subsidiaries on the Group's equity:

	For the years ended December 31,
	2013	2014	2015

Net income attributable to the Company	$24,408	$20,890	$1,528

Transfers from the noncontrolling interest
Decrease in the Group's additional paid-in capital for transfer of noncontrolling interest in Joysee (Note b)	-	(215)	-
Increase in the Group's additional paid-in capital for transfer of noncontrolling interest in Cyber Cloud (Note a)	-	1,381
Increase in the Group's additional paid-in capital from capital injection of noncontrolling interest in Cyber Cloud (Note d)	-	-	1,531
Increase in the Group's additional paid-in capital for acquisition of noncontrolling interest in Joysee (Note e)	-	-	12

Net transfers from noncontrolling interest	-	1,166	1,543

Changes from net income attributable to the Company and transfers from noncontrolling interest	$24,408	$22,056	$3,071

a.
Pursuant to a series of agreements dated April 30, 2014, Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. Moreover, Super TV transferred its remaining equity interest in Cyber Cloud to CSM Holdings, a subsidiary of the Company. As a result of these transactions, CSM Holdings, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interest in Cyber Cloud, respectively (Note 5(a)).

b.
Pursuant to agreements dated June 20, 2014, the Group transferred 17.9% equity interests in Joysee to Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), an entity that is held mainly by employees of Joysee and who held 5.2% of the equity interest in Joysee before the equity transfer. As a result of this transaction, the Group, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. ( "Intel"), held 46.9%, 23.1% and 30% of the equity interests in Joysee, respectively. According to the article of association of Joysee, N-S Information Technology is entitled to recommend for appointment three out of the five members to the board of directors of Joysee, and has the power to determine all the major financial and operating decisions of Joysee. Accordingly, after the transfer, the Group continues to have the ability to control Joysee. The Group has accounted for the transfer of equity interest as stock based compensation. Stock based compensation of $963 has been recorded for the year ended December 31, 2014 accordingly.

c.	On November 7, 2013, Beijing Super Movie Technology Co., Ltd. ("Super Movie") was dissolved.

d.
In June 2015, the Group obtained the approval from relevant PRC governmental authority for the capital contribution from Gehua to Cyber Cloud. As a result of the capital injection, the Group, Yuewu Yuntian, Gehua and Holch Capital held 67.5%, 13.5%, 10% and 9% of the equity interest in Cyber Cloud, respectively.

e.
In September 2015, N-S Information Technology purchased the 30% of the equity interest in Joysee held by Intel. As a result of this transaction, the Group and Ying Zhi Cheng Technology held 76.9% and 23.1% of the equity interest in Joysee, respectively.